Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2024		Dec. 31, 2023
Gain on change in fair value of warrants		$ (15,007,000)	[1],[2],[3]	$ 6,529,000	[4],[5]
Gain on change in fair value of Convertible Notes	[6],[7]	47,270,000
Loss on change in fair value of Convertible Notes	[8]			21,960,000
Cue Health, Inc. [Member]
Purcahses made from related party				0
Chief Executive Officer [Member]
Gain on change in fair value of warrants		1,400,000
Gain on change in fair value of Convertible Notes		5,300,000
Loss on change in fair value of Convertible Notes				2,500,000
Loss on change in fair value of company warrants				600,000
Compensation expense				3,700,000
Chief Executive Officer [Member] | General and Administrative [Member]
Compensation expense				3,700,000
Chief Executive Officer [Member] | Senior Secured Convertible Notes [Member]
Loss on change in fair value of Convertible Notes				2,500,000
Chief Technology Officer [Member]
Gain on change in fair value of warrants		700,000
Gain on change in fair value of Convertible Notes		2,700,000
Loss on change in fair value of Convertible Notes				1,200,000
Loss on change in fair value of company warrants				300,000
Compensation expense				1,900,000
Chief Technology Officer [Member] | Research and Development [Member]
Compensation expense				1,900,000
Chief Technology Officer [Member] | Senior Secured Convertible Notes [Member]
Loss on change in fair value of Convertible Notes				$ 1,200,000
Director [Member]
Gain on change in fair value of warrants		3,600,000
Gain on change in fair value of Convertible Notes		$ 13,600,000

[1]	Refer to the Condensed Consolidated Statements of Operations for descriptions of related party transactions.
[2]	The Company recognized a gain of $3.6 million during the three months ended March 31, 2024 related to changes in fair value of Company Warrants held by an affiliate of a director.
[3]	The Company recognized gains on change in fair value of Company Warrants held by the CEO and CTO of $1.4 million and $0.7 million, respectively, during the three months ended March 31, 2024.
[4]	The CEO and CTO hold Convertible Notes whose fair values were $7.1 million and $3.6 million, respectively as of December 31, 2023. The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million respectively.
[5]	The Company incurred losses on change in fair value of Company Warrants held by the CEO and CTO of $0.6 million and $0.3 million, respectively.
[6]	The Company recognized a gain of $13.6 million during the three months ended March 31, 2024 related to changes in fair value of Convertible Notes held by an affiliate of a director.
[7]	The Company recognized gains on change in fair value of the Convertible Notes held by the CEO and CTO of $5.3 million and $2.7 million, respectively, during the three months ended March 31, 2024.
[8]	The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million, respectively.